Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Assets	$ 483	$ 1,117
Liabilities	(2,394)	(1,734)
Net	(1,911)	(617)
Non-current, Assets	25	146	[1]
Non-current, Liabilities	(937)	(471)	[1]
Non-current, Net	(912)	(325)
Derivatives	458	971	[1]
Derivatives	(1,457)	(1,263)	[1]
Current derivative financial assets liabilities, net, Total	(999)	(292)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	151	492
Liabilities	(211)	(441)
Net	(60)	51
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1	3
Liabilities	(2)	(7)
Net	(1)	(4)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	14	26
Liabilities	(37)	(216)
Net	(23)	(190)
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	9	182
Liabilities	(906)	(214)
Net	(897)	(32)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	(73)	(77)
Net	(73)	(77)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	178	69
Liabilities	(5)	(8)
Net	173	61
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	24	22
Liabilities	(20)	(5)
Net	4	17
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	34	52
Liabilities	(22)	(30)
Net	12	22
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	10	46
Liabilities	(20)	(21)
Net	(10)	25
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	62	225
Liabilities	(1,098)	(715)
Net	$ (1,036)	$ (490)

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).